Cover	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by TeraWulf Inc. (the “Company”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on March 16, 2022 (the “Original Report”), solely to provide the Company’s Series A Convertible Preferred Stock Certificate of Designations as an exhibit under Item 9.01. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Mar. 15, 2022
Entity File Number	001-41163
Entity Registrant Name	TERAWULF INC.
Entity Central Index Key	0001083301
Entity Tax Identification Number	85-1909475
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Federal Street
Entity Address, City or Town	Easton
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21601
City Area Code	410
Local Phone Number	770-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	WULF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false